   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1999



                                                 SECURITIES ACT FILE NO. 2-52711
                                        INVESTMENT COMPANY ACT FILE NO. 811-2556

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 33                      [X]
                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                AMENDMENT NO. 22                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------


                        MERRILL LYNCH READY ASSETS TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                            ------------------------

                             800 SCUDDERS MILL ROAD

                          PLAINSBORO, NEW JERSEY 08536
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (609) 282-2800


              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            ------------------------
                                 ARTHUR ZEIKEL

                        MERRILL LYNCH READY ASSETS TRUST

                 800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY

                                MAILING ADDRESS:
                P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------
                                   COPIES TO:

             COUNSEL FOR THE FUND:                       MICHAEL J. HENNEWINKEL, ESQ.
               BROWN & WOOD LLP                         MERRILL LYNCH ASSET MANAGEMENT
            ONE WORLD TRADE CENTER                               P.O. BOX 9011
         NEW YORK, NEW YORK 10048-0557                       PRINCETON, NEW JERSEY
     ATTENTION: THOMAS R. SMITH, JR., ESQ.                        08543-9011

                           THOMAS D. JONES, III, ESQ.
                         MERRILL LYNCH ASSET MANAGEMENT
                                 P.O. BOX 9011
                        PRINCETON, NEW JERSEY 08543-9011
                            ------------------------
 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

                       [ ] immediately upon filing pursuant to paragraph (b)
                       [ ] on (date) pursuant to paragraph (b)
                       [X] 60 days after filing pursuant to paragraph (a)(1)
                       [ ] on (date) pursuant to paragraph (a)(1)
                       [ ] 75 days after filing pursuant to paragraph (a)(2)
                       [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

            IF APPROPRIATE, CHECK THE FOLLOWING BOX:

                       [ ] This post-effective amendment designates a new
                           effective date for a
                        previously filed post-effective amendment.
                            ------------------------
 TITLE OF SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST, PAR VALUE
                                $.10 PER SHARE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT USE THIS PROSPECTUS TO SELL SECURITIES UNTIL THE REGISTRATION STATEMENT CONTAINING THIS PROSPECTUS, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus


                             SUBJECT TO COMPLETION
                 PRELIMINARY PROSPECTUS DATED FEBRUARY 26, 1999


                                                         [MERRILL LYNCH LOGO]

                        MERRILL LYNCH READY ASSETS TRUST



                                                     [MERRILL LYNCH ARTWORK]



                                                            FEBRUARY 26, 1999


                    THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING, INCLUDING INFORMATION ABOUT RISKS. PLEASE READ IT BEFORE YOU INVEST AND KEEP IT FOR FUTURE REFERENCE.

                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents


                                                             PAGE
[KEY FACTS ICON]
KEY FACTS
-----------------------------------------------------------------
The Merrill Lynch Ready Assets Trust at a Glance............    3
Risk/Return Bar Chart.......................................    4
Fees and Expenses...........................................    5

[DETAILS ABOUT THE TRUST ICON]
DETAILS ABOUT THE TRUST
-----------------------------------------------------------------
How the Trust Invests.......................................    6
Investment Risks............................................    8

[YOUR ACCOUNT ICON]
YOUR ACCOUNT
-----------------------------------------------------------------
How to Buy, Sell and Transfer Shares........................   10
How Shares are Priced.......................................   14
Dividends and Taxes.........................................   14

[MANAGEMENT OF THE TRUST ICON]
MANAGEMENT OF THE TRUST
-----------------------------------------------------------------
Merrill Lynch Asset Management..............................   16
Financial Highlights........................................   17

[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
-----------------------------------------------------------------
Shareholder Reports....................................Back Cover
Statement of Additional Information....................Back Cover



                        MERRILL LYNCH READY ASSETS TRUST

[KEY FACTS ICON] Key Facts

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

U.S. GOVERNMENT SECURITIES -- debt securities issued or guaranteed as to principal and interest by the U.S. Government that are supported by the full faith and credit of the United States.

U.S. GOVERNMENT AGENCY SECURITIES -- debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government enterprises and U.S. Government instrumentalities that are not direct obligations of the United States.

THE MERRILL LYNCH READY ASSETS TRUST AT A GLANCE
--------------------------------------------------------------------------------

WHAT ARE THE TRUST'S INVESTMENT OBJECTIVES?

The investment objectives of the Trust are to seek preservation of capital, liquidity and the highest possible current income consistent with these objectives available from investing in a diversified portfolio of short-term money market securities.

WHAT ARE THE TRUST'S MAIN INVESTMENT STRATEGIES?

The Trust tries to achieve its goals by investing in a diversified portfolio of short-term money market securities. These securities are generally debt securities and other instruments that mature within 13 months (25 months if the U.S. Government or a government agency has issued or guaranteed the debt). Other than U.S. GOVERNMENT and certain U.S. GOVERNMENT AGENCY SECURITIES, the Trust only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of Trust management, are of similar credit quality.

Trust management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Trust management seeks to improve the Trust's YIELD by taking advantage of yield differentials that regularly occur between securities of a similar kind. We cannot guarantee that the Trust will achieve its goals.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE TRUST?

An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

WHO SHOULD INVEST?

The Trust may be an appropriate investment for you if you:

       - Are looking for preservation of capital.

       - Are looking for current income and liquidity.

       - Are investing with short-term goals, such as for cash reserves.


                        MERRILL LYNCH READY ASSETS TRUST                       3

[KEY FACTS ICON] Key Facts

YIELD -- the income generated by an investment in the Trust.

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the Trust. The bar chart shows changes in the Trust's performance for the past ten calendar years. The table shows the average annual total returns of the Trust for the periods shown. How the Trust performed in the past is not necessarily an indication of how the Trust will perform in the future.

  1989        1990        1991        1992        1993        1994        1995        1996        1997           1998
 ------      ------      ------      ------      ------      ------      ------      ------      ------         ------
  9.05%       8.08%       6.02%       3.44%       2.81%       3.74%       5.54%       5.00%       5.16%          5.11%

During the ten year period shown in the bar chart, the highest return for a quarter was 2.35% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.66% (quarter ended December 31, 1993).

  AVERAGE ANNUAL TOTAL RETURNS (AS OF
      THE CALENDAR YEAR ENDED               PAST         PAST          PAST
           DECEMBER 31, 1998)             ONE YEAR    FIVE YEARS     TEN YEARS
-------------------------------------------------------------------------------
 Merrill Lynch
 Ready Assets Trust                         5.11%        4.91%          5.38%
-------------------------------------------------------------------------------

YIELD INFORMATION

The yield on Trust shares normally will go up and down on a daily basis. Therefore, yields for any given past periods are not an indication or representation of future yields. The Trust's yield is affected by changes in interest rates, average portfolio maturity and operating expenses. Current yield information may not provide the basis for a comparison with bank deposits or other investments, which pay a fixed yield over a stated period of time. To obtain the Trust's current 7-day yield, call 1-800-221-7210.

 4                      MERRILL LYNCH READY ASSETS TRUST

UNDERSTANDING EXPENSES


Trust investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:


EXPENSES PAID INDIRECTLY BY THE SHAREHOLDER.


ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Trust.



MANAGEMENT FEE -- a fee paid to the Manager for managing the Trust.



DISTRIBUTION FEES -- fees used to support the Trust's marketing and distribution efforts, such as compensating Financial
Consultants, advertising and promotion.



FEES AND EXPENSES
--------------------------------------------------------------------------------


This table shows the different fees and expenses that you may pay if you buy and hold shares of the Trust. Future expenses may be greater or less than those indicated below.



          Annual Fund Operating Expenses (expenses
            that are deducted from Fund assets)
----------------------------------------------------------------------
  MANAGEMENT FEE                                                0.36%
----------------------------------------------------------------------
  DISTRIBUTION (12b-1) FEES(a)                                  0.13%
----------------------------------------------------------------------
  Other Expenses (including transfer agency fees)(b)            0.16%
----------------------------------------------------------------------
 Total Annual Fund Operating Expenses                           0.65%
----------------------------------------------------------------------



(a) The Trust is authorized to pay Merrill Lynch distribution fees of 0.125% each year under a distribution plan that the Fund has adopted under rule 12b-1. For the fiscal year ended December 31, 1998, $8,410,874 was paid to Merrill Lynch pursuant to the distribution plan.



(b) The Trust pays the Transfer Agent $15.00 for each shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. For the fiscal year ended December 31, 1998, the Fund paid the Transfer Agent fees totaling $10,787,605. The Manager provides accounting services to the Trust at its cost. For the fiscal year ended December 31, 1998, the Trust reimbursed the Manager $390,549 for these services.



EXAMPLE:



This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other money market funds.



This example assumes that you invest $10,000 in the Trust for the time periods indicated, that your investment has a 5% return each year and that the Trust's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------
  $7        $21        $36         $81
-----------------------------------------


                        MERRILL LYNCH READY ASSETS TRUST                       5

Details About the Trust [DETAILS ABOUT THE TRUST ICON]

ABOUT THE PORTFOLIO MANAGER

Donaldo S. Benito is a Vice President and the portfolio manager of the Trust. Mr. Benito has been a Vice President of Merrill Lynch Asset Management since 1985.



ABOUT THE MANAGER



The Trust is managed by Merrill Lynch Asset Management.




HOW THE TRUST INVESTS

--------------------------------------------------------------------------------


The Trust's goals are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. These instruments are generally debt securities that MATURE or reset to a new interest rate within 13 months (25 months if the U.S. Government or a Government agency has issued or guaranteed the debt). Other than U.S. Government and Government agency securities, the Trust only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Trust's management, are of similar credit quality.



These securities principally consist of short-term U.S. Government and U.S. Government agency securities, bank money instruments, corporate debt instruments, including commercial paper and variable amount master demand notes and repurchase and reverse repurchase agreements.



In seeking to achieve the Trust's objectives, Trust management varies the kinds of money market securities in the portfolio and the average maturity of the portfolio. Trust management makes decisions on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Trust management also seeks to improve the Trust's yield by taking advantage of yield differentials that regularly occur between securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Trust management seeks to improve the Trust's yield by buying and selling securities based on these yield differences.



The money market securities in which the Trust may invest include:



U.S. GOVERNMENT SECURITIES -- Debt securities issued or guaranteed as to principal and interest by the U.S. Government that are supported by the full faith and credit of the United States.



U.S. GOVERNMENT AGENCY SECURITIES -- Debt securities issued or guaranteed as to principal and interest by U.S. GOVERNMENT AGENCIES, U.S. GOVERNMENT-SPONSORED ENTERPRISES, U.S. GOVERNMENT INSTRUMENTALITIES and certain international institutions that are not direct obligations of the United States but involve U.S. Government sponsorship or guarantees by U.S. government agencies or enterprises. The U.S. Government may not be obligated to provide financial support to these instrumentalities.





 6                      MERRILL LYNCH READY ASSETS TRUST

MATURITY -- the time at which the full principal amount of a fixed- income security is scheduled to be repaid.

U.S. GOVERNMENT AGENCIES -- entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration, the Tennessee Valley Authority or the Federal Housing Administration.

U.S. GOVERNMENT-SPONSORED ENTERPRISES -- private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association or the Federal National Mortgage Association.

U.S. GOVERNMENT INSTRUMENTALITIES -- supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.

BANK MONEY INSTRUMENTS -- Obligations of commercial banks or other depository institutions, such as (but not limited to) certificates of deposit, time deposits, bank notes and bankers' acceptances. The Trust will not invest more than 25% of its total assets (taken at market value at the time of each investment) in obligations of foreign depository institutions and their foreign branches and subsidiaries or in obligations of foreign branches or subsidiaries of U.S. depository institutions that are not backed by the U.S. parent. The Trust treats bank money instruments issued by U.S. branches or subsidiaries of foreign banks as obligations issued by domestic banks (and not subject to the 25% limitation) if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

COMMERCIAL PAPER -- Obligations, usually of nine months or less, issued by corporations and other businesses for short-term funding.

OTHER SHORT-TERM OBLIGATIONS -- Obligations issued by trusts, corporations, partnerships or other entities, including mortgage or asset-backed instruments.

FOREIGN SHORT-TERM DEBT INSTRUMENTS -- U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities.

FLOATING RATE OBLIGATIONS -- Obligations of government agencies, corporations, depository institutions or other issuers which periodically or automatically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank's prime rate, or the level of an interest rate index, such as LIBOR (a well-known short-term interest rate index).

INSURANCE COMPANY OBLIGATIONS -- Short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

MASTER NOTES -- Variable principal amount demand instruments issued by corporate issuers.

OTHER ELIGIBLE INVESTMENTS -- Other money market instruments permitted by Securities and Exchange Commission rules governing money market funds.

REPURCHASE AGREEMENTS -- In a repurchase agreement the Trust buys a security from another party, which agrees to buy it back at an agreed upon time and price. The Trust may invest in repurchase agreements involving the money market securities described above.

REVERSE REPURCHASE AGREEMENTS -- In a reverse repurchase agreement the Trust sells a security to another party and agrees to buy it back at a specific time and price. The Trust may invest in reverse repurchase agreements involving the money market securities described above.

                        MERRILL LYNCH READY ASSETS TRUST                       7

[DETAILS OF THE TRUST ICON] Details About the Trust


EURODOLLAR -- obligations issued by foreign branches or subsidiaries of U.S. banks.



YANKEEDOLLAR -- obligations issued by U.S. branches or subsidiaries of foreign banks.




FORWARD COMMITMENTS -- The Trust may buy or sell money market securities on a forward commitment basis. In these transactions, the Trust buys the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase price.



SECURITIES LENDING -- The Trust may lend portfolio securities to brokers, dealers and financial institutions. The Trust may not lend securities with a value in excess of 20% of its total assets.



The Trust may invest in obligations of foreign issuers, including both EURODOLLAR and YANKEEDOLLAR obligations.



INVESTMENT RISKS

--------------------------------------------------------------------------------


This section contains a summary discussion of the general risks of investing in the Trust. As with any mutual fund, there can be no guarantee that the Trust will meet its goals or that the Trust's performance will be positive for any period of time.



CREDIT RISK -- Credit risk is the risk that the issuer of a security owned by the Trust will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Trust invests only in money-market securities of highly related issuers, those issuers may still default on their obligations.



SELECTION RISK -- Selection risk is the risk that the securities that Trust management selects will underperform other funds with similar investment objectives and investment strategies.


INTEREST RATE RISK -- Interest rate risk is the risk that prices of money market securities generally increase when interest rates decline and decrease when interest rates increase.


SHARE REDUCTION RISK -- In order to maintain a constant net asset value of $1.00 per share, the Trust may reduce the number of shares held by its shareholders.





 8                      MERRILL LYNCH READY ASSETS TRUST

BORROWING RISK -- The Fund may borrow only to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing money may reduce the Fund's return.



REPURCHASE AGREEMENT RISK -- If the party with whom the Trust has entered into a repurchase agreement defaults on its obligation under the agreement, the Trust may suffer delays and incur costs or even lose money in exercising its rights under the agreement.



REVERSE REPURCHASE AGREEMENT RISK -- The Trust may lose money if it must buy securities back at a higher price than they are worth. In addition, the Trust may lose money if the other party defaults and it determines to buy the securities elsewhere at more than the agreed-upon price.



SECURITIES LENDING RISK -- The Trust may lend securities to financial institutions which provide government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Trust may lose money and there may be a delay in recovering the loaned securities. The Trust could also lose money if it does not recover the securities and the value of the collateral falls. These events could trigger adverse tax consequences to the Trust.



FOREIGN MARKET RISK -- The Trust may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks and other foreign entities. Although the Trust will invest in these securities only if Trust management determines they are of comparable quality to the Trust's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks include the higher costs of foreign investing, and the possibility of adverse political, economic or other developments.


STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.


                        MERRILL LYNCH READY ASSETS TRUST                       9

Your Account [YOUR ACCOUNT ICON]


HOW TO BUY, SELL AND TRANSFER SHARES
--------------------------------------------------------------------------------

The chart below summarizes how to buy, sell and transfer shares through Merrill Lynch or other securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-800-221-7210. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.


The Trust reserves the right to redeem shares of your account if you do not maintain a total investment value of at least $1,000. You will be notified if your account is less than $1,000 and will be allowed two months to make additions before the redemption is processed.



 10                     MERRILL LYNCH READY ASSETS TRUST

  IF YOU WANT TO                     YOUR CHOICES                              INFORMATION IMPORTANT FOR YOU TO KNOW
--------------------------------------------------------------------------------------------------------------------------------
Buy Shares               Determine the amount of your               The minimum initial investment for the Trust is $5,000 for
                         investment                                 all accounts except:
                                                                    - $300 for accounts advised by banks and registered
                                                                      investment advisers
                                                                    - $100 for retirement plans

                                                                    (The minimums for initial investments may be waived under
                                                                    certain circumstances.)
                         -------------------------------------------------------------------------------------------------------
                         Have your Merrill Lynch Financial          Share purchase orders are effective on the date Federal
                         Consultant or securities dealer            Funds become available to the Fund. Generally, purchase
                         submit your purchase order                 orders placed through Merrill Lynch will be effective on the day following the day the order is placed.

                                                                    Investors who wish same-day effectiveness should purchase by wire as described below.
                         -------------------------------------------------------------------------------------------------------
                         Purchase by Wire                           You may purchase shares of the Trust by wiring Federal Funds to First Union National Bank of Florida. You should give
                                                                    your financial institution the following wire instructions:
                                                                    ABA#063000021, DDA#2112600061186, Financial Data Services,
                                                                    Inc. The wire should be identified as a payment to Merrill
                                                                    Lynch Ready Assets Trust and should include the
                                                                    shareholder's name and account number.
                         -------------------------------------------------------------------------------------------------------
                         Or contact the Transfer Agent              To purchase shares directly, call the Transfer Agent at
                                                                    1-800-MER-FUND and request a purchase application. Mail the completed purchase application to the Transfer Agent at the address on the inside back cover of this prospectus.
--------------------------------------------------------------------------------------------------------------------------------
Add to Your              Purchase additional shares                 The minimum investment for additional purchases is $1,000
Investment                                                          for all accounts except:
                                                                    - $100 for accounts advised by banks and registered
                                                                      investment advisers
                                                                    - $1 for retirement plans


                                                                    (The minimums for additional purchases may be waived under certain circumstances.)
                         -------------------------------------------------------------------------------------------------------
                         Acquire additional shares through the      All dividends are automatically reinvested without a sales
                         automatic dividend reinvestment plan       charge. If you want to receive your dividends in cash you
                                                                    may enroll in the Accrued Monthly Payout Plan.
                         -------------------------------------------------------------------------------------------------------
                         Participate in the automatic               You may invest a specific amount ($50 minimum) on a periodic
                         investment plan                            basis through certain Merrill Lynch investment or central
                                                                    asset accounts.
--------------------------------------------------------------------------------------------------------------------------------
Transfer Shares to       Transfer to a participating                You may transfer your Trust shares only to another
Another Securities       securities dealer                          securities dealer that has entered into an agreement with
Dealer                                                              Merrill Lynch. All shareholder services will be available
                                                                    for the transferred shares. You may only purchase additional shares of funds previously owned before the transfer. All
                                                                    future trading of these assets must be coordinated by the
                                                                    receiving firm.
--------------------------------------------------------------------------------------------------------------------------------



                        MERRILL LYNCH READY ASSETS TRUST                      11

[YOUR ACCOUNT ICON] Your Account



  IF YOU WANT TO                     YOUR CHOICES                              INFORMATION IMPORTANT FOR YOU TO KNOW
--------------------------------------------------------------------------------------------------------------------------------
Transfer Shares to       Transfer to a non-participating            You must either:
Another Securities       securities dealer                          - Transfer your shares to an account with the Transfer
Dealer (continued)                                                    Agent; or
                                                                    - Sell your shares.
--------------------------------------------------------------------------------------------------------------------------------
Sell Your Shares         Have your Merrill Lynch Financial          To ensure that your redemption request will be priced at the
                         Consultant or securities dealer            net asset value on the day of your request, you must submit
                         submit your sales order                    your request to your dealer prior to the determination of
                                                                    net asset value of the Trust (generally 4:00 p.m. Eastern
                                                                    time). Any redemption request received from a dealer after that time will be priced at the net asset value at the close of business on the next business day.

                                                                    Securities dealers, including Merrill Lynch, may charge a
                                                                    fee to process a redemption of shares.

                                                                    The Trust may reject an order to sell shares under certain circumstances.
                         -------------------------------------------------------------------------------------------------------
                         Sell through the Transfer Agent            You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the inside back cover of this prospectus. All shareholders on the account must
                                                                    sign the letter and signatures must be guaranteed. The
                                                                    Transfer Agent will normally mail redemption proceeds within seven days following receipt of a properly completed
                                                                    request. If you make a redemption request before the Trust has collected payment for the purchase of shares, the Trust or the Transfer Agent may delay mailing your proceeds. This delay will usually not exceed ten days.

                                                                    Check with the Transfer Agent or your Merrill Lynch
                                                                    Financial Consultant for details.
                         -------------------------------------------------------------------------------------------------------
                         Redemption by check                        You may redeem shares by check in an amount not less than
                                                                    $500. You may request checks from the Transfer Agent. These checks can be made payable to any person, except that they may not be used to buy securities in transactions with
                                                                    Merrill Lynch. The person to whom the check is made payable may cash or deposit it like any check, drawn on any bank.
                                                                    You will continue to earn daily dividends until the check
                                                                    clears. You will be subject to the rules and regulations
                                                                    governing such checking accounts including the right of the
                                                                    Transfer Agent not to honor checks exceeding the value of
                                                                    your account. The Fund or the Transfer Agent may modify or terminate the redemption by check privilege on 30 days'
                                                                    notice.
--------------------------------------------------------------------------------------------------------------------------------



 12                     MERRILL LYNCH READY ASSETS TRUST

  IF YOU WANT TO                     YOUR CHOICES                              INFORMATION IMPORTANT FOR YOU TO KNOW
--------------------------------------------------------------------------------------------------------------------------------
Sell Your Shares         Federal Funds Redemption                   You may arrange to have redemption proceeds of $5,000 or
(continued)                                                         more wired in Federal Funds to a pre-designated bank
                                                                    account. The application designating the bank must be
                                                                    signature guaranteed. The redemption request may be made by telephone, wire or letter to the Transfer Agent. If your
                                                                    redemption request is made prior to the determination of net asset value of the Trust (generally 4:00 p.m. Eastern time), redemption proceeds will be wired to your pre-designated
                                                                    bank account on the next business day.
                         -------------------------------------------------------------------------------------------------------
                         Automatic Redemption                       If you maintain other securities accounts with Merrill Lynch
                                                                    (other than margin accounts), Merrill Lynch may use its
                                                                    automatic redemption procedure to satisfy amounts you may
                                                                    owe either as a result of account fees and expenses or as a result of purchases or other transactions in those
                                                                    securities accounts. Unless you notify Merrill Lynch to the contrary, your securities account will be scanned each day prior to the determination of net asset value of the Trust
                                                                    (generally, 4:00 p.m. Eastern time) and, after application of any cash balances in the account, a sufficient number of
                                                                    Trust shares may be reduced to satisfy any amounts you may owe Merrill Lynch. Such redemption will be made the day
                                                                    before payment is due, and Merrill Lynch will receive
                                                                    redemption proceeds on the day following such redemption.
                                                                    Except under certain circumstances, you will receive all
                                                                    dividends declared and reinvested through the date of
                                                                    redemption.
--------------------------------------------------------------------------------------------------------------------------------
Sell Shares              Participate in the Trust's Systematic      You can choose to receive systematic payments from your
Systematically           Withdrawal Plan                            Trust account on a monthly or quarterly basis. Contact the
                                                                    Transfer Agent at the telephone number on the inside back
                                                                    cover of this prospectus for an application.
--------------------------------------------------------------------------------------------------------------------------------



                        MERRILL LYNCH READY ASSETS TRUST                      13

[YOUR ACCOUNT ICON] Your Account

NET ASSET VALUE -- the market value of the Trust's total assets after deducting liabilities, divided by the number of shares outstanding.

DIVIDENDS -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------

When you buy shares, you pay the NET ASSET VALUE (normally $1.00 per share) without a sales charge. The "penny-rounding" method is used in calculating net asset value, meaning that the calculation is rounded to the nearest whole cent. This is the offering price. Shares are also redeemed at their net asset value. The Trust calculates its net asset value each business day as of the close of business on the New York Stock Exchange (generally, 4:00 p.m. Eastern time) or, on days when the New York Stock Exchange is closed but New York banks are open, at 4:00 p.m., Eastern time. The net asset value used in determining your price is the one calculated after your purchase or redemption order becomes effective. Share purchase orders are effective on the date Federal Funds become available to the Trust.

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS are declared and reinvested daily in the form of additional shares at net asset value. You will begin accruing dividends on the day following the date your purchase becomes effective. Shareholders will receive statements monthly as to such reinvestments. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption.

You will pay tax on ordinary income dividends and any capital gain dividends from the Trust whether you receive them in cash or additional shares. If you redeem Trust shares or exchange them for shares of another fund, any gain on the transaction may be subject to tax. The Trust intends to make distributions most of which will be taxed as ordinary income although the Trust may distribute capital gains as well. Capital gain dividends are generally taxed at different rates than ordinary income dividends.

If the value of assets held by the Trust declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of your eliminated shares would be added to the basis of your remaining Trust shares, and you could recognize a capital loss if you disposed of your shares at that time. Dividends from the Trust, including dividends reinvested in additional shares of the Trust, will nonetheless be


14                                              MERRILL LYNCH READY ASSETS TRUST

"BUYING A DIVIDEND"

Unless your investment is in a tax deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.


fully taxable, even if the number of shares in your account has been reduced as described above.


If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Trust's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.



By law, the Trust must withhold 31% of your dividends and proceeds if you have not provided a taxpayer identification number or social security number.



This section summarizes some of the consequences under current Federal tax law of an investment in the Trust. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Trust under all applicable tax laws.





                        MERRILL LYNCH READY ASSETS TRUST                      15

Management of the Trust [MANAGEMENT OF THE TRUST ICON]

MERRILL LYNCH ASSET MANAGEMENT
--------------------------------------------------------------------------------


Merrill Lynch Asset Management, the Trust's Manager, manages the Trust's investments and its business operations under the overall supervision of the Trust's Board of Trustees. The Manager has the responsibility for making all investment decisions for the Trust. The Trust pays the Manager a fee at the annual rate of 0.500% of the Trust's average daily net assets not exceeding $500 million; 0.400% of the average daily net assets exceeding $500 million but not exceeding $1 billion; 0.350% of the average daily net assets exceeding $1 billion but not exceeding $5 billion; 0.325% of the average daily net assets exceeding $5 billion but not exceeding $10 billion; 0.300% of the average daily net assets exceeding $10 billion but not exceeding $15 billion; 0.275% of the average daily net assets exceeding $15 billion but not exceeding $20 billion; and 0.250% of the average daily net assets exceeding $20 billion.



Merrill Lynch Asset Management is part of Merrill Lynch Asset Management Group, which had approximately $501 billion in investment company and other portfolio assets under management as of December 1999. This amount includes assets managed for Merrill Lynch affiliates.


A NOTE ABOUT YEAR 2000


Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Trust could be adversely affected if the computer systems used by the Trust's management or other Trust service providers do not properly address this problem before January 1, 2000. The Trust's management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Trust's other service providers have told the Trust management that they also expect to resolve the Year 2000 Problem, and the Trust management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Trust could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which the Trust invests, and this could hurt the Trust's investment returns.


 16                     MERRILL LYNCH READY ASSETS TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the Trust's financial performance for the past five years. Certain information reflects financial results for a single Trust share. The total returns in the table represent the rate an investor would have earned on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Trust's financial statements, are included in the Trust's annual report to shareholders, which is available upon request.

                                                FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:            1998               1997
-----------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
-----------------------------------------------------------------------------
 Net asset value, beginning of year             $     1.00         $     1.00
-----------------------------------------------------------------------------
 Investment income -- net                                               .0503
-----------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
   investments -- net                                                   .0001
-----------------------------------------------------------------------------
 Total from investment operations                                       .0504
-----------------------------------------------------------------------------
 Less dividends and distributions:
   Investment income -- net                                            (.0503)
   Realized gain on investments -- net                                     --+
-----------------------------------------------------------------------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS                                     (.0503)
-----------------------------------------------------------------------------
 Net asset value, end of year                   $     1.00         $     1.00
-----------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN                                  %              5.16%
-----------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------
 Expenses                                                 %               .65%
-----------------------------------------------------------------------------
 Investment income and realized gain on
   investments -- net                                     %              5.03%
-----------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------
 Net assets, end of year (in thousands)         $                  $6,946,667
-----------------------------------------------------------------------------

                                                FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------------------
INCREASE (DECREASE) IN NET ASSET VALUE:     1996               1995               1994
-----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
-----------------------------------------------------------------------------------------
 Net asset value, beginning of year      $     1.00         $     1.00         $     1.00
-----------------------------------------------------------------------------------------
 Investment income -- net                     .0491              .0538              .0366
-----------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on
   investments -- net                        (.0003)             .0016             (.0012)
-----------------------------------------------------------------------------------------
 Total from investment operations             .0488              .0554              .0354
-----------------------------------------------------------------------------------------
 Less dividends and distributions:
   Investment income -- net                  (.0491)            (.0538)            (.0366)
   Realized gain on investments -- net       (.0001)            (.0001)                --+
-----------------------------------------------------------------------------------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS           (.0492)            (.0539)            (.0366)
-----------------------------------------------------------------------------------------
 Net asset value, end of year            $     1.00         $     1.00         $     1.00
-----------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN                       5.05%              5.53%              3.73%
-----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------
 Expenses                                       .64%               .67%               .65%
-----------------------------------------------------------------------------------------
 Investment income and realized gain on
   investments -- net                          4.88%              5.40%              3.67%
-----------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)  $7,096,260         $7,079,355         $6,240,997
-----------------------------------------------------------------------------------------

+ Amount is less than $.0001 per share.

                        MERRILL LYNCH READY ASSETS TRUST                      17

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 18                     MERRILL LYNCH READY ASSETS TRUST

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                        MERRILL LYNCH READY ASSETS TRUST                      19

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 20                     MERRILL LYNCH READY ASSETS TRUST

                               [INVESTOR CHART]

                                                  POTENTIAL
                                                  INVESTORS

                                        Open an account (two options).
                           1                                                    2

                    MERRILL LYNCH                                         TRANSFER AGENT
                 FINANCIAL CONSULTANT
                 OR SECURITIES DEALER                              FINANCIAL DATA SERVICES, INC.
                                                                          P.O. Box 45289
    Advises shareholders on their Trust investments.              Jacksonville, Florida 32232-5290
                                                                          1-800-221-7210
                                                          Performs recordkeeping and reporting services.

                                                 DISTRIBUTOR

                                       MERRILL LYNCH FUNDS DISTRIBUTOR,
                               A DIVISION OF PRINCETON FUNDS DISTRIBUTOR, INC.
                                                P.O. Box 9081
                                       Princeton, New Jersey 08543-9081

                                    Arranges for the sale of Trust shares.

                 COUNSEL                            THE TRUST                           CUSTODIAN

             BROWN & WOOD LLP                The Board of Trustees               THE BANK OF NEW YORK
          One World Trade Center               oversees the Trust.               90 Washington Street
      New York, New York 10048-0557                                                   12th Floor
                                                                              New York, New York 10286
    Provides legal advice to the Trust.                                Holds the Trust's assets for safekeeping.

           INDEPENDENT AUDITORS                                                      MANAGER

          DELOITTE & TOUCHE LLP                                        MERRILL LYNCH ASSET MANAGEMENT, L.P.
             117 Campus Drive
     Princeton, New Jersey 08540-6400                                       ADMINISTRATIVE OFFICES
                                                                            800 Scudders Mill Road
           Audits the financial                                          Plainsboro, New Jersey 08536
    statements of the Trust on behalf of
            the shareholders.                                                  MAILING ADDRESS
                                                                                P.O. Box 9011
                                                                       Princeton, New Jersey 08543-9011

                                                                               TELEPHONE NUMBER
                                                                                1-800-221-7210

                                                                  Manages the Trust's day-to-day activities.


                       MERRILL LYNCH READY ASSETS TRUST

For More Information [FOR MORE INFORMATION ICON]


SHAREHOLDER REPORTS


Additional information about the Trust's investments is available in the Trust's annual and semi-annual reports to shareholders. You may obtain these reports at no cost by calling 1-800-MER-FUND.



The Trust will send you one copy of each shareholder report and certain other mailings, regardless of the number of Trust accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Consultant or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Consultant or the Transfer Agent at 1-800-221-7210.


STATEMENT OF ADDITIONAL INFORMATION


The Trust's Statement of Additional Information contains further information about the Trust and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Trust at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-MER-FUND.



Contact your Merrill Lynch Financial Consultant or the Trust, at the telephone number or address indicated above, if you have any questions.



Information about the Trust (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.


Investment Company Act file #811-2556


Code #10053-0299


(C) Merrill Lynch Asset Management, L.P.


                                           Prospectus


                                                     [MERRILL LYNCH LOGO]


                                           Merrill Lynch
                                           Ready Assets Trust



                                                     [MERRILL LYNCH ARTWORK]



                                                               February 26, 1999

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                             SUBJECT TO COMPLETION

                PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

                            DATED FEBRUARY 26, 1999


                      STATEMENT OF ADDITIONAL INFORMATION


                        MERRILL LYNCH READY ASSETS TRUST


   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800

                            ------------------------


     Merrill Lynch Ready Assets Trust (the "Trust") is a no-load money market fund, organized as a Massachusetts business trust that seeks current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. Portfolio securities principally consist of short-term U.S. Government securities, U.S. Government agency securities, bank money instruments, corporate debt instruments, including commercial paper and variable amount master demand notes, and repurchase and reverse repurchase agreements. The Trust shares common goals with those investors who seek to put reserve assets to work in an income producing and prudent manner and to make those assets readily available without penalty. There can be no assurance that the investment objectives of the Trust will be realized. The Trust pays Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") a distribution fee for providing certain services in connection with the distribution of Trust shares. See "Purchase of Shares."


                            ------------------------


     This Statement of Additional Information of the Trust is not a prospectus and should be read in conjunction with the Prospectus of the Trust, dated February 26, 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling (800) 637-3863 or by writing the Trust at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The Trust's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.


                            ------------------------

                   MERRILL LYNCH ASSET MANAGEMENT -- MANAGER
                 MERRILL LYNCH FUNDS DISTRIBUTOR -- DISTRIBUTOR

                            ------------------------


   The date of this Statement of Additional Information is February 26, 1999.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Investment Objectives and Policies..........................    2
Management of the Trust.....................................    7
  Trustees and Officers.....................................    7
  Compensation of Trustees..................................    8
  Management and Advisory Arrangements......................    9
  Code of Ethics............................................   11
Purchase of Shares..........................................   11
  Methods of Payment........................................   12
  Distribution Plan.........................................   13
Redemption of Shares........................................   13
  Methods of Redemption.....................................   14
Determination of Net Asset Value............................   16
Yield Information...........................................   17
Portfolio Transactions......................................   17
Shareholder Services........................................   18
  Investment Account........................................   18
  Fee-Based Programs........................................   19
  Automatic Investment Plan.................................   19
  Accrued Monthly Payout Plan...............................   19
  Systematic Withdrawal Plan................................   19
  Retirement Plans..........................................   20
Dividends and Taxes.........................................   20
  Dividends.................................................   20
  Taxes.....................................................   20
General Information.........................................   22
  Description of Shares.....................................   22
  Independent Auditors......................................   22
  Custodian.................................................   23
  Transfer Agent............................................   23
  Legal Counsel.............................................   23
  Reports to Shareholders...................................   23
  Shareholder Inquiries.....................................   23
  Additional Information....................................   23
Financial Statements........................................   23

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Trust are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities. The investment objectives are fundamental policies of the Trust that may not be changed without a vote of the majority of the outstanding shares of the Trust.

     The Trust's investments in short-term "Government Securities" (as defined in Commission regulations) will be in instruments with a remaining maturity of 762 days (25 months) or less. The Trust's other investments will be in instruments with a remaining maturity of 397 days (13 months) or less that have received a short-term rating, or that have been issued by issuers that have received a short-term rating with respect to a class of debt obligations that are comparable in priority and security with the instruments, from the requisite nationally recognized statistical rating organizations ("NRSROs") in one of the two highest short-term rating categories or, if neither the instrument nor its issuer is so rated, will be of comparable quality as determined by the Trustees of the Trust (or by Merrill Lynch Asset Management, L.P. (the "Manager" or "MLAM") pursuant to delegated authority). Currently, there are five NRSROs: Duff & Phelps Inc., Fitch, IBCA Inc., Thomson Bankwatch, Inc., Moody's Investors Service, Inc. and Standard & Poor's. The Trust will determine the remaining maturity of its investments in accordance with Commission regulations. The dollar-weighted average maturity of the Trust's portfolio will not exceed 90 days. During the Trust's fiscal year ended December 31, 1998, the average maturity of its portfolio ranged from 64 days to 85 days.

     Investment in Trust shares offers several potential benefits. The Trust seeks to provide as high a yield potential as is available through investment in short-term money market securities utilizing professional money market management, block purchases of securities and yield improvement techniques. It provides high liquidity because of its redemption features and seeks the reduced risk that generally results from diversification of assets. There can be no assurance that the investment objectives of the Trust will be realized. Certain expenses are borne by investors, including advisory and management fees, administrative costs and operational costs.

     In managing the Trust, the Manager will employ a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based on its assessment of the relative values of the various securities and future interest rate patterns. These assessments will respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Manager also will seek to improve yield by taking advantage of yield disparities that regularly occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. Also, there frequently are differences in yields between the various types of money market securities. The Trust seeks to enhance yield by purchasing and selling securities based on these yield disparities.

     The following is a description of some of the types of money market securities in which the Trust may invest:

     U.S. Government Securities. Marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

     U.S. Government Agency Securities. Debt securities issued by U.S. Government-sponsored enterprises, Federal agencies and certain international institutions that are not direct obligations of the United States but involve U.S. Government sponsorship or guarantees by U.S. Government agencies or enterprises. The U.S. Government is not obligated to provide financial support to these instrumentalities.

     Bank Money Instruments. The Trust may invest in U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including commercial and savings banks, savings and loan associations, and other institutions. Such obligations include but are not limited to certificates of deposit, bankers' acceptances, time deposits, bank notes and deposit notes. For example, the obligations may be issued by U.S. or foreign depository institutions, foreign branches or subsidiaries of U.S. depository institutions ("Eurodollar" obligations), U.S. branches or subsidiaries of foreign depository institutions ("Yankeedollar" obligations) or foreign branches or subsidiaries of foreign depository institutions. Eurodollar and Yankeedollar obligations and obligations of branches or subsidiaries of foreign depository institutions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligations or by government regulation. Investments in obligations of foreign depository institutions and their foreign branches and subsidiaries will only be made if determined to be of comparable quality to other investments permissible for the Trust. The Trust will not invest more than 25% of its total assets (taken at market value at the time of each investment) in obligations of foreign depository institutions and their foreign branches and subsidiaries or in obligations of foreign branches or subsidiaries of U.S. depository institutions that are not backed by the U.S. parent. The Trust treats bank money instruments issued by U.S. branches or subsidiaries of foreign banks as obligations issued by domestic banks (not subject to the 25% limitation) if the branch or subsidiary is subject to the same bank regulation as U.S. banks.



     Obligations of foreign depository institutions, their branches and subsidiaries, and Eurodollar and Yankeedollar obligations may involve investment risks additional to the risks of obligations of U.S. institutions. Such investment risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions that might adversely affect the payment of principal and the payment of interest. Generally, the issuers of such obligations are subject to fewer regulatory requirements than are applicable to U.S. banks. Foreign depository institutions, their branches or subsidiaries, and foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a foreign bank or a branch or subsidiary of a foreign bank than about a U.S. institution, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of foreign depository and Eurodollar obligations may be held outside of the United States and the Trust may be subject to the risks associated with the holding of such property overseas. Foreign depository and Eurodollar obligations of the Trust held overseas will be held by foreign branches of the Custodian for the Trust's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust's manager, Merrill Lynch Asset Management, L.P. (the "Manager" or "MLAM"), will consider the above factors in making investments in foreign depository, Eurodollar and Yankeedollar obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Trust will limit its foreign depository and Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations. As discussed in the Prospectus, the Trust may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities generally involve the same risks as those described above in connection with investments in Eurodollar and Yankeedollar obligations and obligations of foreign depository institutions and their foreign branches and subsidiaries.



     Bank money instruments in which the Trust invests must be issued by depository institutions with total assets of at least $1 billion, except that up to 10% of the Trust's total assets (taken at market value) may be invested in certificates of deposit of smaller institutions if such certificates of deposit are Federally insured.



     Commercial Paper and Other Short-term Obligations. Commercial paper (including variable amount master demand notes and funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts, and other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the date of purchase. Short-term obligations issued by trusts, corporations, partnerships or other entities include, but are not limited to, mortgage- or asset-backed instruments, such as pass-through certificates representing participations in, or bonds and notes backed by, pools of mortgages; automobile, manufactured housing or other types of consumer loans; credit card or trade receivables; or pools of mortgage- or asset-backed securities.

     Foreign Short-term Debt Instruments. The Trust may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described above in connection with investments in Eurodollar and Yankeedollar obligations and obligations of foreign depository institutions and their foreign branches and subsidiaries.



     The following is a description of other types of investments or investment practices in which the Trust may invest or engage:



     Repurchase Agreements; Purchase and Sale Contracts. The Trust may invest in repurchase agreements or purchase and sale contracts involving the money market securities described above. Under such agreements, the counterparty agrees, on entering into the contract, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, the Trust will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; the Trust does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Trust but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Trust may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Trust. In the event of a default under such a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate of return, the rate of return to the Trust shall be dependent on intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Trust would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.



     Reverse Repurchase Agreements. The Trust may enter into reverse repurchase agreements which involve the sale of money market securities held by the Trust, with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Trust will maintain a segregated custodial account containing U.S. Government or other appropriate high-grade debt securities having a value equal to the repurchase price.



     Lending of Portfolio Securities. The Trust may lend securities with a value not exceeding 20% of its total assets. In return, the Trust receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the U.S. Government. [This limitation is a fundamental policy and it may not be changed without the approval of the holders of a majority of the Trust's outstanding voting securities, as defined in the Investment Company Act of 1940.] The Trust receives securities as collateral for the loaned securities and the Trust and the borrower negotiate a rate for the loan premium to be received by the Trust for the loaned securities, which increases the Trust's yield. The Trust may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.



     Forward Commitments. The Trust may purchase or sell money market securities on a forward commitment basis at fixed purchase terms. The purchase or sale will be recorded on the date the Trust enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Trust's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Trust will be established with its custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although the Trust generally will enter into forward commitments with the intention of acquiring securities for its portfolio, the Trust may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.



     There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Trust's purchase price. The Trust may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

                            ------------------------


     Preservation of capital is a prime investment objective of the Trust, and while the types of money market securities in which the Trust invests generally are considered to have low principal risk, such securities are not completely risk free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, purchase and sale contracts, reverse repurchase agreements and the lending of portfolio securities by the Trust, there is also the risk of the failure of the parties involved to repurchase at the agreed-upon price or to return the securities involved in such transactions, in which event the Trust may suffer time delays and incur costs or possible losses in connection with such transactions.



     A Commission regulation ordinarily limits investments by the Trust in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, such regulation requires that not more than 5% of the Trust's total assets be invested in securities that do not have the highest rating.



     Investment Restrictions. The Trust has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). Among the more significant restrictions, the Trust may not:



           (1) purchase any securities other than (i) money market securities and (ii) other securities described under "Investment Objectives and Policies";



           (2) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, U.S. Government agency securities or bank money instruments);



           (3) (i) invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government or U.S. Government agency securities) of any one issuer (including repurchase agreements and purchase and sale contracts with any one bank) except that up to 25% of the value of the Trust's total assets may be invested without regard to such 5% limitation but shall instead be subject to a 10% limitation, or (ii) purchase more than 10% of the outstanding securities of an issuer except that this restriction shall not apply to U.S. Government or U.S. Government agency securities, bank money instruments, repurchase agreements and purchase and sale contracts;



           (4) enter into repurchase agreements or purchase and sale contracts if, as a result, more than 10% of the Trust's net assets (taken at market value at the time of each investment) would be subject to repurchase agreements or purchase and sale contracts maturing in more than seven days; and



           (5) borrow amounts in excess of 20% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes (usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Trust will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities; interest paid on such borrowings will reduce net income). The Trust will not purchase securities while borrowings described in investment restriction (5) are outstanding except to honor prior commitments.



     In addition, the Trust has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Fund may not:



           (1) make investments for the purpose of exercising control or management;



           (2) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;



           (3) purchase or sell real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;



           (4) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities;



           (5) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;



           (6) make loans to other persons, provided that the Trust may purchase money market securities or enter into repurchase agreements or purchase and sale contracts and lend securities owned or held by it pursuant to (7) below;



           (7) lend its portfolio securities in excess of 20% of its total assets, taken at market value, provided that such loans are made according to the guidelines of the Securities and Exchange Commission and the Trust's Board of Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned;



           (8) borrow amounts in excess of 20% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes (the borrowing provisions shall not apply to reverse repurchase agreements with respect to which see (12) below) (usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Trust will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities; interest paid on such borrowings will reduce net income);



           (9) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (7) above), as security for indebtedness any securities owned or held by the Trust except as may be necessary in connection with borrowings mentioned in (8) above, and then such mortgaging, pledging or hypothecating may not exceed 25% of the Trust's total assets, taken at market value (although the Trust has the authority to mortgage, pledge or hypothecate up to 25% of total assets under this investment restriction
     (9), as a matter of operating policy, it will not mortgage, pledge or hypothecate in excess of 10% of net assets in order to comply with the requirements of certain state securities commissions);



           (10) invest in securities (except for repurchase agreements, purchase and sale contracts or variable amount master demand notes) with legal or contractual restrictions on resale or for which no readily available market exists or in securities of issuers (other than issuers of U.S. Government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its total assets, taken at market value, would be invested in such securities;



           (11) act as an underwriter of securities issued by other persons;

           (12) enter into reverse repurchase agreements if, as a result thereof, the Trust's obligations with respect to reverse repurchase agreements would exceed one-third of the Trust's net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).



           (13) issue senior securities to the extent such issuance would violate applicable law; and



           (14) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Treasury securities). The Trust will not purchase securities while borrowings described in investment restriction (8) are outstanding except to honor prior commitments.



     Subject to the supervision of the Board of Trustees, the Manager is responsible for the actual management of the Trust's portfolio and constantly reviews the Trust's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all of the office space, facilities, equipment and necessary personnel for portfolio management of the Fund.



                            MANAGEMENT OF THE TRUST


TRUSTEES AND OFFICERS


     The Board of Trustees of the Trust consists of seven individuals, six of whom are not "interested persons" of the Trust as defined in the Investment Company Act (the "non-interested Trustees"). The Trustees are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the Investment Company Act.



     Information about the Trustees, executive officers and the portfolio manager of the Trust, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of each Trustee, executive officer and the portfolio manager is P.O. Box 9011, Princeton, New Jersey 08543-9011.


     ARTHUR ZEIKEL (66) -- President and Trustee (1)(2) -- Chairman of the Manager and Fund Asset Management, L.P. ("FAM") (which terms as used herein include their corporate predecessors) since 1997; President of the Manager and FAM from 1977 to 1997; Chairman of Princeton Services, Inc. ("Princeton Services") since 1997 and Director thereof since 1993; President of Princeton Services from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1990.

     DONALD CECIL (72) -- Trustee (2)(3) -- 1114 Avenue of the Americas, New York, New York 10036. Special Limited Partner of Cumberland Associates (an investment partnership) since 1982; Member of Institute of Chartered Financial Analysts; Member and Chairman of Westchester County (N.Y.) Board of Transportation.

     M. COLYER CRUM (66) -- Trustee (2)(3) -- 104 Westcliff Road, Weston, Massachusetts 02193. Currently James R. Williston Professor of Investment Management Emeritus, Harvard Business School; James R. Williston Professor of Investment Management, Harvard Business School, from 1971 to 1996; Director of Cambridge Bancorp, Copley Properties, Inc. and Sun Life Assurance Company of Canada.

     EDWARD H. MEYER (72) -- Trustee (2)(3) -- 777 Third Avenue, New York, New York 10017. President of Grey Advertising, Inc., since 1968, Chief Executive Officer since 1970 and Chairman of the Board of Directors since 1972; Director of The May Department Stores Company, Bowne & Co., Inc. (financial printers), Harman International Industries, Inc. (stereo and audio equipment manufacturers) and Ethan Allen Interiors, Inc.

     JACK B. SUNDERLAND (70) -- Trustee (2)(3) -- P.O. Box 7, West Cornwall, Connecticut 06796. President and Director of American Independent Oil Company, Inc. (an energy company) since 1987; Member of Council on Foreign Relations since 1971.

     J. THOMAS TOUCHTON (60) -- Trustee (2)(3) -- Suite 3405, One Tampa City Center, 201 North Franklin Street, Tampa, Florida 33062. Managing Partner of The Witt Touchton Company and its predecessor, The Witt Co. (a private investment partnership), since 1972; Trustee Emeritus of Washington and Lee University; Director of TECO Energy, Inc. (an electric utility holding company).

     FRED G. WEISS (57) -- Trustee (2)(3) -- 5141 Via de Amalfi Drive, Boca Raton, Florida 33496. Managing Director of FGW Associates since 1997; Vice President, Planning Investment, and Development of Warner Lambert Co. from 1979 to 1997; Director of Noven Corporation (a pharmaceutical company) since 1997.

     TERRY K. GLENN (58) -- Executive Vice President (1)(2) -- Executive Vice President of the Manager and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

     KEVIN J. MCKENNA (41) -- Senior Vice President (1)(2) -- First Vice President of the Manager since 1997; Vice President of the Manager from 1985 to 1997.


     JOSEPH T. MONAGLE, JR. (50) -- Senior Vice President (1)(2) -- Senior Vice President of the Manager and FAM since 1990; Vice President of the Manager from 1978 to 1990; Senior Vice President of Princeton Services since 1993.



     DONALDO S. BENITO (53) -- Vice President and Portfolio Manager
(1)(2) -- Vice President of the Manager since 1985.



     DONALD C. BURKE (38) -- Vice President and Treasurer (1)(2) -- Senior Vice President and Treasurer of the Manager since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PFD since 1999; First Vice President of the Manager from 1997 to 1999; Vice President of the Manager from 1990 to 1997 and Director of Taxation of the Manager since 1990.


     THOMAS D. JONES, III (33) -- Secretary (1)(2) -- Vice President of the Manager since 1998; attorney with the Manager and FAM since 1992.
---------------

(1) Interested person, as defined in the Investment Company Act, of the Trust.


(2) Such Trustee or officer is a director, trustee or officer of certain other investment companies for which MLAM or FAM acts as the investment adviser or manager.

(3) Members of the Fund's Audit Committee, which is responsible for the selection of the independent auditors and the selection of non-interested Trustees.


     As of the date of this Statement of Additional Information, the Trustees and officers of the Trust as a group (14 persons) owned an aggregate of less than 1% of the outstanding shares of the Trust. At such date, Mr. Zeikel, a Trustee and officer of the Trust, and the other officers of the Trust owned an aggregate of less than 1% of the outstanding shares of Common Stock of ML & Co.


COMPENSATION OF TRUSTEES


     The Fund pays each non-interested Trustee a fee of $14,000 per year plus $2,000 per meeting attended. The Fund also compensates members of its Audit and Nominating Committee (the "Committee"), which consists of all the non-interested Trustees, a fee of $5,000 per year. The Fund pays the Chairman of the Committee an additional fee of $2,500 per year. The Fund reimburses each non-interested Trustee for his out-of-pocket expenses relating to attendance at Board and Committee meetings.



     The following table shows the compensation earned by the non-interested Trustees for the fiscal year ended December 31, 1998 and also the aggregate compensation paid to them from all registered investment companies advised by the Manager and its affiliate, FAM ("MLAM/FAM-advised funds"), for the calendar year ended December 31, 1998.



                                                                                                   AGGREGATE
                                                             PENSION OR          ESTIMATED     COMPENSATION FROM
                              POSITION                   RETIREMENT BENEFITS      ANNUAL        FUND AND OTHER
                                WITH      COMPENSATION   ACCRUED AS PART OF    BENEFITS UPON       MLAM/FAM-
            NAME                TRUST      FROM TRUST       TRUST EXPENSE       RETIREMENT     ADVISED FUNDS(1)
            ----              ---------   ------------   -------------------   -------------   -----------------
Donald Cecil................   Trustee      $29,500             None               None            $277,808
M. Colyer Crum..............   Trustee      $27,000             None               None            $116,600
Edward H. Meyer.............   Trustee      $27,000             None               None            $214,558
Jack B. Sunderland..........   Trustee      $27,000             None               None            $133,600
J. Thomas Touchton..........   Trustee      $27,000             None               None            $133,600
Fred G. Weiss...............   Trustee      $25,417             None               None            $140,842


---------------
(1) The Trustees serve on the boards of MLAM/FAM-advised funds as follows: Mr. Cecil (34 registered investment companies consisting of 34 portfolios); Mr. Crum (15 registered investment companies consisting of 15 portfolios); Mr. Meyer (34 registered investment companies consisting of 34 portfolios); Mr. Sunderland (18 registered investment companies consisting of 30 portfolios); Mr. Touchton (18 registered investment companies consisting of 30 portfolios); and Mr. Weiss (15 registered investment companies consisting of 15 portfolios).

(2) Mr. Weiss was elected a Trustee of the Trust and certain other MLAM/FAM-advised funds on February 3, 1998.



     Trustees of the Trust, members of the Boards of other MLAM-advised investment companies, ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes MLAM, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their trustees/directors and employees, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase shares of the Trust at net asset value. The Trust realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Trust. Employees and directors or trustees wishing to purchase shares of the Trust must satisfy the Trust's suitability standards.


MANAGEMENT AND ADVISORY ARRANGEMENTS


     Management Services. The Manager provides the Trust with investment advisory and management services. Subject to the supervision of the Board of Trustees, the Manager is responsible for the actual management of the Trust's portfolio and constantly reviews the Trust's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Trust.



     Securities held by the Trust also may be held by, or be appropriate investments for, other funds or clients (collectively referred to as "clients") for which the Manager or FAM acts as an adviser or by investment advisory clients of the Manager. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Trust or other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or its subsidiary during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.



     Management Fee. The Trust has entered into a management agreement with the Manager (the "Management Agreement"), pursuant to which the Manager receives for its services to the Trust monthly compensation at the following annual rates:

     Portion of average daily value of net assets:



                                                                 RATE
                                                                 ----
Not exceeding $500 million..................................    0.500%
In excess of $500 million but not exceeding $1 billion......    0.400%
In excess of $1 billion but not exceeding $5 billion........    0.350%
In excess of $5 billion but not exceeding $10 billion.......    0.325%
In excess of $10 billion but not exceeding $15 billion......    0.300%
In excess of $15 billion but not exceeding $20 billion......    0.275%
In excess of $20 billion....................................    0.250%



     The table below sets forth information about the total management fees payable by the Trust to the Manager for the periods indicated.



              FISCAL YEAR ENDED DECEMBER 31,                  MANAGEMENT FEE
              ------------------------------                 -----------------
1998.......................................................     $
1997.......................................................     $25,839,319
1996.......................................................     $26,214,794



     Payment of Fund Expenses. The Management Agreement obligates the Manager to provide management services and to pay all compensation of and furnish office space for officers and employees of the Trust connected with investment and economic research, trading and investment management of the Trust, as well as the fees of all Trustees of the Trust who are affiliated persons of ML & Co. or any of its affiliates. The Trust pays all other expenses incurred in the operation of the Trust, including among other things: taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, prospectuses and statements of additional information, except to the extent paid by Merrill Lynch Funds Distributor, a division of PFD (the "Distributor"); charges of the custodian and the transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal and state securities laws; fees and expenses of unaffiliated Trustees; accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Trust. Accounting services are provided for the Trust by the Manager and the Trust reimburses the Manager for its costs in connection with such services. See "Purchase of Shares -- Distribution Plans."


     Organization of the Manager. The Manager is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Manager as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.


     Duration and Termination. Unless earlier terminated as described herein, the Management Agreement will continue in effect from year to year if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Trust and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by vote of the shareholders of the Trust.



     Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Trust's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $15.00 per shareholder account and is entitled to reimbursement for out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year.

Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

CODE OF ETHICS


     The Board of Trustees of the Trust has adopted a Code of Ethics under Rule 17j-1 under the Investment Company Act which incorporates the Code of Ethics of the Manager (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Manager and, as described below, impose additional, more onerous, restrictions on fund investment personnel.



     The Codes require that all employees of the Manager pre-clear any personal securities investment (with limited exceptions, such as government securities). The pre-clearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Manager include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Manager. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Trust within periods of trading by the Trust in the same (or equivalent) security (15 or 30 days depending upon the transaction).


                               PURCHASE OF SHARES

     Reference is made to "How to Buy, Sell and Transfer Shares" in the Prospectus.


     The Trust is offering its shares without a sales charge at a public price equal to the net asset value (normally $1.00 per share) next determined after a purchase order becomes effective. Share purchase orders are effective on the date Federal Funds become available to the Trust. If Federal Funds are available to the Trust prior to the determination of net asset value (generally 4:00 p.m., Eastern time) on any business day, the order will be effective on that day. Shares purchased will begin accruing dividends on the day following the date of purchase. Any order may be rejected by the Trust or the Distributor.



     The minimum initial purchase is $5,000 and the minimum subsequent purchase is $1,000, except that lower minimums apply in the case of purchases made under certain retirement plans. The Trust may, at its discretion, establish reduced minimum initial and subsequent purchase requirements with respect to various types of accounts. For pension, profit sharing, individual retirement and certain other retirement plans, including self-directed retirement plans for which Merrill Lynch acts as passive custodian and the various retirement plans available from the Distributor, the minimum initial purchase is $100 and the minimum subsequent investment is $1. The minimum initial or subsequent purchase requirements may be waived for certain employer-sponsored retirement or savings plans, such as tax-qualified retirement plans within the meaning of Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), deferred compensation plans within the meaning of Section 403(b) and Section 457 of the Code, other deferred compensation arrangements, Voluntary Employee Benefits Association ("VEBA") plans, and non-qualified After Tax Savings and Investment programs, maintained on the Merrill Lynch Group Employee Services system. For accounts advised by banks and registered investment advisers, the minimum initial purchase is $300 and the minimum subsequent purchase is $100. The minimum initial purchase under the Merrill Lynch Blueprint(SM) Program ("Blueprint") is $500 (or $50 if the shareholder elects to participate in the automatic investment of sale proceeds option on Blueprint application form) and the minimum subsequent purchase is $50. Any order may be rejected by the Distributor or the Trust.



     The Distributor acts as the distributor in the continuous offering of the Trust's shares. Shares may be purchased directly from the Distributor or from other securities dealers, including Merrill Lynch, with whom the Distributor has entered into a selected dealer agreement. Securities dealers may charge investors a fee in connection with such transactions. Merrill Lynch has informed the Trust that it does not charge such a fee.



     The Trust's distribution agreement with the Distributor is renewable annually, and may be terminated on 60 days' written notice by either party. Under such agreement, after the prospectuses, statements of additional information and periodic reports have been prepared and set in type, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also will pay for other supplementary sales literature.



     It is the Trust's policy to be as fully invested as reasonably practicable at all times to maximize the yield on the Trust's portfolio. The money markets in which the Trust will purchase and sell portfolio securities normally require immediate settlement of transactions in Federal Funds. Federal Funds are a commercial bank's deposits in a Federal Reserve Bank and can be transferred from one member bank's account to that of another member bank on the same day and thus are considered to be immediately available funds. Orders for the purchase of Trust shares shall become effective on the day Federal Funds become available to the Trust and the shares being purchased will be issued at the net asset value per share next determined. If Federal Funds are available to the Trust prior to the determination of net asset value (generally 4:00 p.m., New York time) on any business day, the order will be effective on that day. Shares purchased will begin accruing dividends on the day following the date of purchase.


METHODS OF PAYMENT


     Payment Through Securities Dealers. Investment in the Trust may be made through securities dealers, including Merrill Lynch, who have entered into selected dealer agreements with the Distributor. In such a case, the dealer will transmit payment to the Trust on behalf of the investor and will supply the Trust with the required account information. Generally, purchase orders placed through Merrill Lynch will be made effective on the day following the day the order is placed with Merrill Lynch, except that orders received through Blueprint in some circumstances may be executed two business days following the day the order is placed with Merrill Lynch. Investments in the Trust through Blueprint may be made only through Merrill Lynch. Such orders should be sent to Merrill Lynch, Pierce, Fenner & Smith Incorporated, Attention: The Merrill Lynch Blueprint(SM) Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441. Blueprint maintains a toll-free telephone number for inquiries: (800) 637-3766. Investors who are not placing orders through Blueprint and who desire same-day effectiveness should utilize the Payment by Wire procedure described below. Merrill Lynch has an order procedure pursuant to which investors can have the proceeds from the sale of listed securities invested in shares of the Trust on the day investors receive such proceeds in their Merrill Lynch securities accounts. Investors with free cash credit balances (i.e., immediately available funds) in securities accounts of Merrill Lynch will not have their funds invested in the Trust until the day after the order is placed with Merrill Lynch and will not receive the daily dividend which would have been received had their funds been invested in the Trust on the day the order was placed with Merrill Lynch.



     Payment by Wire. An expeditious method of investing in the Trust is through the transmittal of Federal Funds by wire to the Transfer Agent. The Trust will not be responsible for delays in the wiring system. To purchase shares by wiring Federal Funds, payment should be wired to First Union National Bank of Florida. Shareholders should give their financial institutions the following wiring instructions: ABA #063000021, DDA #2112600061186, Financial Data Services, Inc. The wire should be identified as a payment to Merrill Lynch Ready Assets Trust and should include the shareholder's name and account number. Failure to submit the required information may delay investment. Investors are urged to make payment by wire in Federal Funds.


     Payment to the Transfer Agent. Purchase orders for which remittance is to be made by check may be submitted directly by mail or otherwise to the Transfer Agent. Purchase orders by mail should be sent to Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Purchase orders which are sent by hand should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Investors opening a new account must enclose a completed Purchase Application. Existing shareholders should enclose the detachable stub from a monthly account statement that they have received. Checks should be made payable to Merrill Lynch Funds Distributor. Certified checks are not necessary, but checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Payments for the accounts of corporations, foundations and other organizations may not be made by third party checks.

DISTRIBUTION PLAN


     The Trust has adopted an Amended and Restated Shareholder Servicing Plan and Agreement (the "Plan") in compliance with Rule 12b-1 under the Investment Company Act pursuant to which the Trust is authorized to pay Merrill Lynch a fee at the annual rate of 0.125% of the average daily net asset value of Trust accounts maintained through Merrill Lynch. The Plan reimburses Merrill Lynch only for actual expenses incurred in the fiscal year in which the fee is paid. The fee is principally to provide compensation to Merrill Lynch Financial Consultants and other Merrill Lynch personnel for providing direct personal services to shareholders of the Trust. The distribution fee is not compensation for the administrative and operational services rendered to shareholders by Merrill Lynch, which are covered by the Management Agreement between the Trust and the Manager (see "Management of the Fund--Management and Advisory Arrangements").



     The Trustees believe that the Trust's expenditures under the Plan benefit the Trust and its shareholders by providing better shareholder services and by facilitating the sale and distribution of Trust shares. Under the Plan, as amended to date, Merrill Lynch, in its sole discretion, may expend out of the fee an amount not exceeding 0.01% of such average daily net asset value as reimbursement for expenditures incurred in advertising activities, promoting the sale, marketing and distribution of the shares of the Trust. For the fiscal year
ended December 31, 1998, $          was paid to Merrill Lynch pursuant to the
Plan (based on average daily net assets of approximately $     million). All of
such amounts were allocated to Merrill Lynch Financial Consultants, other Merrill Lynch personnel and related administrative costs.



     Among other things, the Plan provides that Merrill Lynch shall provide and the Trustees of the Trust shall review quarterly reports of the distribution expenditures made by Merrill Lynch pursuant to the Plan. In their consideration of the Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Plan to the Trust and its shareholders. The Plan further provides that, so long as the Plan remains in effect, the selection and nomination of Trustees of the Trust who are not "interested persons" of the Trust as defined in the Investment Company Act (the "Independent Trustees") shall be committed to the discretion of the Independent Trustees then in office. The Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding voting securities of the Trust. Finally, the Plan cannot be amended to increase materially the amount to be spent by the Trust thereunder without shareholder approval, and all material amendments are required to be approved by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.


                              REDEMPTION OF SHARES

     Reference is made to "How to Buy, Sell and Transfer Shares" in the Prospectus.


     The Trust is required to redeem for cash all full and fractional shares of the Trust. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described in accordance with one of the procedures set forth below. If such notice is received by the Transfer Agent prior to the determination of net asset value on that day (generally 4:00 p.m., New York time), the redemption will be effective on such day and payment will be made on the next business day. If the notice is received after the determination of net asset value has been made, the redemption will be effective on the next business day and payment will be made on the second business day thereafter. If notice of a redemption of shares held in connection with Blueprint is received by Merrill Lynch prior to the Trust's determination of net asset value, it will be effective on the business day following receipt of the redemption request. If the notice is received after the determination of net asset value has been made, the redemption will be effective on the second business day thereafter.

     At various times, the Trust may be requested to redeem shares for which good payment has not yet been received, e.g., cash, Federal Funds or a certified check drawn on a U.S. bank. The Trust may delay, or cause to be delayed, the payment of redemption proceeds until such time as good payment has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days. In addition, the Trust reserves the right not to honor redemption checks or requests for Federal Funds redemptions where the shares to be redeemed have been purchased by check within 10 days prior to the date the redemption request is received by the Transfer Agent.



     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (A) during which the New York Stock Exchange (the "NYSE") is closed other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Trust of securities owned by it is not reasonably practicable or
(B) it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders of the Trust. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above.



     The total value of the shareholder's investment in the Trust at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and income earned.


METHODS OF REDEMPTION

     Set forth below is information as to the five methods pursuant to which shareholders may redeem shares. In certain instances, the Transfer Agent may require additional documents in connection with redemptions.


     Redemption by Check. Shareholders may redeem shares by check in an amount not less than $500. At the shareholder's request, the Transfer Agent will provide the shareholder with checks drawn on the custody account. These checks can be made payable to the order of any person in any amount not less than $500; however, these checks may not be used to purchase securities in transactions with Merrill Lynch. The payee of the check may cash or deposit it like any check drawn on a bank. When such a check is presented to the Transfer Agent for payment, the Transfer Agent will present the check to the Trust as authority to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue earning daily dividends until the check is cleared. Canceled checks will be returned to the shareholder by the Transfer Agent upon request.



     Shareholders will be subject to the Transfer Agent's rules and regulations governing such checking accounts, including the right of the Transfer Agent not to honor checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment. The Trust or the Transfer Agent may modify or terminate the redemption by check privilege at any time on 30 days' notice to participating shareholders. In order to be eligible for the redemption by check privilege, purchasers should check the box under the caption "Check Redemption Privilege" in the Purchase Application. The Transfer Agent will then send checks to the shareholders.



     Federal Funds Redemption. Shareholders also may arrange to have redemption proceeds of $5,000 or more wired in Federal Funds to a pre-designated bank account. In order to be eligible for Federal Funds redemption, the shareholder must designate on his or her Purchase Application the domestic commercial bank and account number to receive the proceeds of his or her redemption and must have his or her signature on the Purchase Application signature guaranteed. The redemption request for Federal Funds redemption may be made by telephone, wire or letter (no signature guarantee required) to the Transfer Agent and, if received before the determination of net asset value of the Trust on any business day (generally 4:00 p.m., New York time), the redemption proceeds will be wired to the investor's pre-designated bank account on the next business day. Shareholders may effect Federal Funds redemptions by telephoning the Transfer Agent toll-free at (800) 221-7210. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, the Trust may be liable for any losses due to fraudulent or unauthorized instructions. Among other things, redemption proceeds may only be wired into the bank account designated on the Purchase Application. The investor must independently verify this information at the time the redemption request is made.



     Repurchase Through Securities Dealers. The Trust will repurchase shares through securities dealers. The Trust normally will accept orders to repurchase shares by wire or telephone from dealers for customers at the net asset value next computed after receipt of the order from the dealer, provided that such request for repurchase is received from the dealer prior to the determination of net asset value of the Fund (generally 4:00 p.m., Eastern time) on any business day. These repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Trust; however, dealers may impose a charge on the shareholder for transmitting the notice of repurchase to the Trust. Redemption of Trust shares held in connection with Blueprint may be made only through Merrill Lynch. Such a redemption may be made by submitting a written notice by mail directly to Merrill Lynch, Pierce, Fenner & Smith Incorporated,
Attention: The Merrill Lynch Blueprint(SM) Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441. Investors whose shares are held through Blueprint also may effect notice of redemption by telephoning Merrill Lynch toll-free at (800) 637-3766. The Trust reserves the right to reject any order for repurchase through a securities dealer, but it may not reject properly submitted requests for redemption as described below. The Trust will promptly notify any shareholder of any rejection of a repurchase with respect to his or her shares. For shareholders repurchasing through their securities dealer, payment will be made by the Transfer Agent to the dealer.



     Regular Redemption. Shareholders may redeem shares by submitting a written notice by mail directly to the Transfer Agent, Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Redemption requests which are sent by hand should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Redemption requests should not be sent to the Trust. The notice requires the signatures of all persons in whose name the shares are registered, signed exactly as their names appear on the Transfer Agent's register. The signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended, and the existence and validity of it may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient.



     Automatic Redemption. Merrill Lynch has instituted an automatic redemption procedure applicable to shareholders of the Trust who maintain securities accounts with Merrill Lynch. This procedure, which is not applicable to margin accounts, may be utilized by Merrill Lynch to satisfy amounts due it by the shareholder as a result of account fees and expenses owed to Merrill Lynch or one of its affiliates or as a result of purchases of securities or other transactions in the shareholder's securities account. Under this procedure, unless the shareholder notifies Merrill Lynch to the contrary, the shareholder's Merrill Lynch securities account will be scanned each business day prior to the determination of net asset value of the Trust (generally 4:00 p.m., New York time); after application of any cash balances in the account, a sufficient number of Trust shares may be redeemed at net asset value, as determined that day, to satisfy any amounts for which the shareholder is obligated to make payment to Merrill Lynch or one of its affiliates. Redemptions will be effected on the business day preceding the date the shareholder is obligated to make such payment, and Merrill Lynch or its affiliate will receive the redemption proceeds on the day following the redemption date. Shareholders will receive all dividends declared and reinvested through the date of redemption.



     Unless otherwise requested, in those instances where shareholders request transactions that settle on a "same-day" basis (such as Federal Funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Trust shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Trust's declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption.



     Due to the relatively high cost of maintaining accounts of less than $1,000, the Trust reserves the right to redeem shares in any account for their then current value (which will be promptly paid to the shareholder), if at any time the total investment does not have a value of at least $1,000. Shareholders will be notified that the value of their account is less than $1,000 and allowed two months to make an additional investment before the redemption is processed. In such an event, the $1,000 minimum on subsequent investment will not be applicable.

                        DETERMINATION OF NET ASSET VALUE


     The net asset value of the Trust is determined by the Manager once daily, immediately after the daily declaration of dividends, on each business day during which the NYSE or New York banks are open for business. Such determination is made as of the close of business on the NYSE (generally 4:00 p.m., New York time) or, on days when the NYSE is closed but New York banks are open, at 4:00 p.m., New York time. As a result of this procedure, the net asset value is determined each day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is determined under the "penny-rounding" method by adding the value of all securities and other assets in the portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.



     The Trust values its portfolio securities with remaining maturities of 60 days or less on an amortized cost basis and values its securities with remaining maturities of greater than 60 days for which market quotations are readily available at market value. Other securities held by the Fund are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.



     In accordance with the Commission rule applicable to the valuation of its portfolio securities, the Trust will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of Government Securities, as defined in those regulations which may have remaining maturities of up to 762 days (25 months). The Trust will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Trust's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a "penny-rounded" basis will be reported to the Trustees by the Manager. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Trust will take such corrective action as it regards as necessary and appropriate, including the reduction of the number of outstanding shares of the Trust by having each shareholder proportionately contribute shares to the Trust's capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant penny-rounded net asset value of $1.00 per share, the shareholders will contribute proportionately to the Trust's capital. Each shareholder will be deemed to have agreed to such contribution by his or her investment in the Trust.



     Since the net income of the Trust (including realized gains and losses on the portfolio securities) is determined and declared as a dividend immediately prior to each time the net asset value of the Trust is determined, the net asset value per share of the Trust normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in the Trust, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in his or her account and any decrease in the value of a shareholder's investment may be reflected by a decrease in the number of shares in his or her account. See "Distributions and Taxes."

                               YIELD INFORMATION


     The Trust normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. Under this calculation, the yield reflects realized and unrealized gains and losses on portfolio securities. In accordance with regulations adopted by the Commission, the Trust is required to disclose its annualized yield for certain seven-day base periods in a standardized manner that does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return, which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. This compounded yield calculation also excludes realized and unrealized gains or losses on portfolio securities.



     The yield on the Trust's shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Trust of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on the Trust's portfolio securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. The yield on Trust shares for various reasons may not be comparable to the yield on bank deposits, shares of other money market funds or other investments.



          SEVEN-DAY PERIOD ENDED DECEMBER 31, 1998
          ----------------------------------------
Excluding gains and losses..................................   4.64%



     On occasion, the Trust may compare its yield to (1) the Donoghue's Domestic Prime Funds Average, an average compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (2) the average yield reported by the Bank Rate Monitor National Index(TM) for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (3) yield data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine, or (4) the yield on an investment in 91-day Treasury bills on a rolling basis, assuming quarterly compounding. As with yield quotations, yield comparisons should not be considered indicative of the Trust's yield or relative performance for any future period.


                             PORTFOLIO TRANSACTIONS


     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Trustees of the Trust, the Manager is primarily responsible for the Trust's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Manager generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover.



     The money market securities in which the Trust invests are traded primarily in the over-the-counter ("OTC") market. Bonds and debentures usually are traded OTC, but may be traded on an exchange. Where possible, the Trust will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust primarily will consist of dealer spreads. Under the Investment Company Act, persons affiliated with the Trust are prohibited from dealing with the Trust as principals in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since OTC transactions are usually principal transactions, affiliated persons of the Trust, including Merrill Lynch Government Securities, Inc. ("GSI") and Merrill Lynch, may not serve as the Trust's dealer in connection with such transactions except pursuant to the exemptive order described below. However, an affiliated person of the Trust may serve as its broker in OTC transactions conducted on an agency basis.



     The Commission has issued an exemptive order permitting the Trust to conduct principal transactions with GSI in U.S. Government and U.S. Government agency securities and with Merrill Lynch Money Markets Inc., a subsidiary of GSI, in certificates of deposit and other short-term money market instruments and commercial paper. This order contains a number of conditions, including conditions designed to ensure that the price to the Trust from GSI or its subsidiary is equal to or better than that available from other sources. GSI and its subsidiary have informed the Trust that they will in no way, at any time, attempt to influence or control the activities of the Trust or the Manager in placing such principal transactions. The exemptive order allows GSI or its subsidiary, to receive a dealer spread on any transaction with the Trust no greater than their customary dealer spread from transactions of the type involved. Generally, such spreads do not exceed 0.25% of the principal amount of the securities involved.



     The number and dollar volume of transactions engaged in by the Trust are set forth in the following table:



        FISCAL YEAR ENDED DECEMBER 31,           NUMBER   DOLLAR VOLUME
        ------------------------------           ------   -------------
1998...........................................           $
1997...........................................    40     $1.2 billion
1996...........................................    40     $1.7 billion



     The Trustees of the Trust have considered the possibilities of recapturing for the benefit of the Trust expenses of possible portfolio transactions, such as dealer spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities, including GSI, its subsidiary and Merrill Lynch. For example, dealer spreads received by GSI or its subsidiary on transactions conducted pursuant to the exemptive order described above could be offset against the management fee payable by the Trust to the Manager. After considering all factors deemed relevant, the Board of Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.



     The Trust does not expect to use one particular dealer, but, subject to obtaining the best price and execution, dealers who provide supplemental investment research (such as economic data and market forecasts) to the Manager may receive orders for transactions of the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information.


                              SHAREHOLDER SERVICES


     The Trust offers a number of shareholder services described below that are designed to facilitate investment in shares of the Trust. Full details as to each of such services and copies of the various plans and instructions as to how to participate in the various services or plans, or how to change options with respect thereto, can be obtained from the Trust, by calling the telephone number on the cover page hereof, or from the Distributor or Merrill Lynch.


INVESTMENT ACCOUNT

     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive from the Transfer Agent a monthly report showing the activity in his or her account for the month. A shareholder may make additions to his or her Investment Account at any time by purchasing shares at the applicable public offering price either through his or her securities dealer, by wire or by mail directly to the Transfer Agent, acting as agent for his or her dealer. A shareholder may ascertain the number of shares in his or her Investment Account by telephoning the Transfer Agent toll-free at (800) 221-7210. The Transfer Agent will furnish this information only after the shareholder has specified the name, address, account number and social security number of the registered owner or owners. Shareholders also may maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name may be opened at the Transfer Agent. Shareholders considering transferring a tax-deferred retirement account such as an IRA from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Trust, a shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares.



     In the interest of economy and convenience and because of the operating procedures of the Trust, certificates representing the Trust's shares will not be issued physically. Shares are maintained by the Trust on its register maintained by the Transfer Agent and the holders thereof will have the same rights and ownership with respect to such shares as if certificates had been issued.



FEE-BASED PROGRAMS



     Trust shares may be held in certain Merrill Lynch fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a "Program"). These Programs generally prohibit such shares from being transferred to another account at Merrill Lynch, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and new shares purchased in order for the investment not to be subject to Program fees. Additional information regarding a specific Program (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in such Program's client agreement and from the Transfer Agent at (800) MER-FUND (637-3863).


AUTOMATIC INVESTMENT PLAN


     The Trust offers an Automatic Investment Plan in connection with accounts maintained at the Transfer Agent whereby the Transfer Agent is authorized through preauthorized checks of $50 or more to charge the regular bank account of the shareholder on a regular basis to provide systematic additions to the Investment Account of such shareholder. See the Purchase Application in the Prospectus. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or the Distributor.


ACCRUED MONTHLY PAYOUT PLAN


     The dividends of the Trust are reinvested automatically in additional shares. Shareholders with accounts maintained at the Transfer Agent desiring cash payments may enroll in the Accrued Monthly Payout Plan, under which shares equal in number to shares credited through the automatic reinvestment of dividends during each month are redeemed at net asset value on the last Friday of such month in order to meet the monthly distribution. Investors may open an Accrued Monthly Payout Plan by completing the appropriate portion of the Purchase Application in the Prospectus. A shareholder's Accrued Monthly Payout Plan may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or the Distributor.



SYSTEMATIC WITHDRAWAL PLAN



     A shareholder may elect to make systematic withdrawals from an Investment Account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of the Trust having a value, based on cost or the current offering price of $5,000 or more, and monthly withdrawals for shareholders with shares with such a value of $10,000 or more. The quarterly periods end on the 24th day of March, June, September and December.


     At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify either a dollar amount or a percentage of the value of his or her shares. Redemptions will be made at net asset value as determined at the close of business on the New York Stock Exchange on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. A shareholder's Systematic Withdrawal Plan may be terminated at any time, without charge or penalty, by the shareholder, the Trust, the Transfer Agent or the Distributor. A shareholder may not elect to make systematic withdrawals while he or she is enrolled in the Accrued Monthly Payout Plan. The Trust is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks.


     Withdrawal payments should not be considered as dividends, yield or income. Withdrawals are sales of shares and may result in taxable gain or loss. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment will be reduced correspondingly. Shareholders are cautioned not to designate withdrawal programs that result in an undue reduction of principal. There are no minimums on amounts that may be systematically withdrawn. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.


RETIREMENT PLANS



     Self-directed individual retirement accounts and other retirement plans are available from Merrill Lynch. Under these plans, investments may be made in the Trust and in certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch charges an initial establishment fee and an annual custodial fee for each account. Information with respect to these plans is available upon request from Merrill Lynch. In addition, eligible shareholders of the Trust may participate in a variety of qualified employee benefit plans which are available from the Distributor. Participants in these plans may invest in the Trust and in certain other mutual funds sponsored by Merrill Lynch. Information with respect to these plans is available upon request from the Distributor.



                              DIVIDENDS AND TAXES



DIVIDENDS





     Dividends are declared and reinvested daily in the form of additional shares at net asset value. Shareholders will receive statements monthly as to such reinvestments. Shareholders liquidating their holdings will receive on redemption all dividends declared and reinvested through the date of redemption. Since the net income (including realized gains and losses on the portfolio assets) is declared as a dividend in shares each time the net income of the Trust is determined, the net asset value per share of the Trust normally remains constant at $1.00 per share. Fluctuations in value may be reflected in the number of outstanding shares in the shareholders' accounts.



     Net income (from the time of the immediately preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and marker discount), (ii) plus or minus all realized gains and losses on portfolio securities, (iii) less amortization of premiums and the estimated expenses of the Trust applicable to that dividend period.


TAXES


     The Trust intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Trust so qualifies, the Trust (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. The Trust intends to distribute substantially all of such income.



     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general on an October 31 year end, plus certain undistributed amounts from previous years. While the Trust intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Trust's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Trust will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.



     Dividends paid by the Trust from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses ("capital gains dividends") are taxable to shareholders as long-term gains, regardless of the length of time the shareholder has owned Trust shares. Certain categories of capital gains are taxable at different rates. Any loss upon the sale or exchange of Trust shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Trust's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Generally not later than 60 days after the close of its taxable year, the Trust will provide its shareholders with a written notice designating the amounts of any capital gain dividends.



     Dividends are taxable to shareholders even though they are reinvested in additional shares of the Trust. Distributions by the Trust, whether from ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If the Trust pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Trust and received by its shareholders on December 31 of the year in which such dividend was declared.



     If the value of assets held by the Trust declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders' remaining Trust shares, and any shareholders disposing of shares at that time may recognize a capital loss. Dividends, including dividends reinvested in additional shares of the Trust, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced as described above.



     A loss realized on a sale or exchange of shares of the Trust will be disallowed if other Trust shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.


     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning applicability of the United States withholding tax.


     Dividends and interest received by the Trust may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.



     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Trust or who, to the Trust's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

     Ordinary income and capital gain dividends may also be subject to state and local taxes.

     Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Treasury obligations. State law varies as to whether dividend income attributable to United States Treasury obligations is exempt from state income tax.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of investment in the Fund.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES


     The Trust was organized on May 14, 1987 under the laws of the Commonwealth of Massachusetts. The Trust is a successor to a Massachusetts business trust of the same name organized on January 21, 1975. It is a no-load, diversified open-end investment company. The Declaration of Trust of the Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, par value $.10 per share, of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in the Trust with each other share. Upon liquidation of the Trust, shareholders are entitled to share pro rata in the net assets of the Trust available for distribution to shareholders. Shares are fully paid and non-assessable by the Trust.



     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and vote in the election of Trustees and on other matters submitted to the vote of shareholders. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all Trustees of the Trust. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except under certain limited circumstances set forth in the Declaration of Trust.



     The Declaration of Trust of the Trust does not require that the Trust hold annual meetings of shareholders. However, the Trust will be required to call special meetings of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of the Trust. The Trust also would be required to hold a special shareholders' meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. The Declaration provides that a shareholders' meeting may be called for any reason at the request of 10% of the outstanding shares of the Trust or by a majority of the Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.


INDEPENDENT AUDITORS


     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Trust. The selection of independent auditors is subject to approval by the non-interested Trustees of the Trust. The independent auditors are responsible for auditing the annual financial statements of the Trust.

CUSTODIAN


     The Bank of New York, 90 Washington Street, 12th Floor, New York, New York 10286 (the "Custodian"), acts as custodian of the Trust's assets. The Custodian is responsible for safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Trust's investments.


TRANSFER AGENT

     Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Fund's Transfer Agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "How to Buy, Sell, and Transfer Shares -- Through the Transfer Agent" in the Prospectus.

LEGAL COUNSEL


     Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Trust.


REPORTS TO SHAREHOLDERS


     The fiscal year of the Trust ends on December 31 of each year. The Trust sends to its shareholders, at least semi-annually, reports showing the Trust's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year.


SHAREHOLDER INQUIRIES


     Shareholder inquiries may be addressed to the Trust at the address or telephone number set forth on the cover page of this Statement of Additional Information.


ADDITIONAL INFORMATION


     The Prospectus and this Statement of Additional Information with respect to the shares of the Trust do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.



     To the knowledge of the Trust, no person or entity owned beneficially 5% or more of the Trust's shares as of January 2, 1999.



     The Declaration of Trust establishing the Trust, dated May 14, 1987, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Merrill Lynch Ready Assets Trust" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally, and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their property for the satisfaction of any obligation or claim of the Trust but the "Trust Property" (as defined in the Declaration) only shall be liable.


                              FINANCIAL STATEMENTS


     The Trust's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.

CODE #10240-0299

                           PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.


EXHIBIT
NUMBER                           DESCRIPTION
-------                          -----------
  1 (a)  -- Declaration of Trust of the Registrant, dated May 14,
            1987.(a)
    (b)  -- Amendment to Declaration of Trust of the Registrant,
            dated April 29, 1988.(a)
  2      -- By-Laws of the Registrant.(a)
  3      -- None.
  4 (a)  -- Management Agreement between the Registrant and Merrill
            Lynch Asset Management, L.P.(a)
    (b)  -- Supplement to Investment Advisory Agreement between the
            Registrant and Merrill Lynch Asset Management, L.P.(b)
  5 (a)  -- Distribution Agreement between the Registrant and Merrill
            Lynch Funds Distributor, Inc. (now known as Princeton
            Funds Distributor, Inc.)(the "Distributor").(a)
    (b)  -- Selected Dealer Agreement.(a)
  6      -- None.
  7 (a)  -- Custody Agreement between the Registrant and The Bank of
            New York.(a)
  7 (b)  -- Amendment to the Custody Agreement between the Registrant and The Bank of New York.(a)
  8 (a)  -- Transfer Agency, Dividend Disbursing Agency and
            Shareholder Servicing Agency Agreement between the
            Registrant and Merrill Lynch Financial Data Services,
            Inc. (now known as Financial Data Services, Inc.)(a)
  8 (b)  -- Agreement and Plan of Reorganization between Merrill
            Lynch Ready Assets Trust, Merrill Lynch New Assets Trust
            and Merrill Lynch New Corporation, Inc.(a)
  9      -- Opinion of Brown & Wood LLP, counsel to the
            Registrant.(a)
 10      -- Consent of Deloitte & Touche LLP, independent auditors
            for the Registrant.
 11      -- None.
 12      -- Certificate of Merrill Lynch Asset Management, L.P.(a)
 13      -- Amended and Restated Shareholder Servicing Plan and
            Agreement pursuant to Rule 12b-1 between the Registrant
            and Merrill Lynch, Pierce, Fenner & Smith
            Incorporated.(b)
 14      -- Financial Data Schedule.
 15      -- None.


---------------

(a) Filed on April 27, 1995 as an exhibit to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 2-52711) (the "Registration Statement").



(b) Filed on April 1, 1998 as an exhibit to Post-Effective Amendment No. 31 to the Registration Statement.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     The Registrant is not controlled by or under common control with any other person.

ITEM 25. INDEMNIFICATION.

     Reference is made to Section 5.3 of the Registrant's Declaration of Trust and Section 9 of the Distribution Agreement.

     Section 5.3 of the Registrant's Declaration of Trust provides as follows:

     "The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matters as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustee to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

     The Registrant's by-laws provide that insofar as the conditional advancing of indemnification moneys pursuant to Section 5.3 of the Declaration of Trust for actions based upon the Investment Company Act of 1940, as amended (the "Investment Company Act") may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Merrill Lynch Asset Management, L.P. ("MLAM" or the "Manager"), acts as the investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch

Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisory Trust.



     Fund Asset Management, L.P. ("FAM"), an affiliate of the Manager, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies:
Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Insured Fund, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings Florida Insured Fund IV, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.


     The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD") and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch,

Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201. The address of the Fund's transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.


     Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since October 1, 1996 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Burke is Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Giordano, Harvey, Kirstein and Monagle are officers of one or more of such companies.



                                           POSITION(S) WITH           OTHER SUBSTANTIAL BUSINESS,
                NAME                           MANAGER             PROFESSION, VOCATION OR EMPLOYMENT
                ----                       ----------------        ----------------------------------
ML & Co. ............................  Limited Partner           Financial Services Holding Company;
                                                                   Limited Partner of FAM
Princeton Services...................  General Partner           General Partner of FAM
Arthur Zeikel........................  Chairman                  Chairman of FAM; President of the
                                                                   Manager and FAM, from 1977 to 1997;
                                                                   Chairman and Director of Princeton
                                                                   Services; President of Princeton
                                                                   Services from 1993 to 1997;
                                                                   Executive Vice President of ML & Co.
Jeffrey M. Peek......................  President                 President of FAM; President and
                                                                 Director of Princeton Services;
                                                                   Executive Vice President of ML &
                                                                   Co.; Managing Director and Co-Head
                                                                   of the Investment Banking Division
                                                                   of Merrill Lynch in 1997; Senior
                                                                   Vice President and Director of the
                                                                   Global Securities and Economics
                                                                   Division of Merrill Lynch from 1995
                                                                   to 1997
Terry K. Glenn.......................  Executive Vice President  Executive Vice President of FAM;
                                                                   Executive Vice President and
                                                                   Director of Princeton Services;
                                                                   President and Director of PFD;
                                                                   Director of FDS; President of
                                                                   Princeton Administrators
Donald C. Burke......................  Senior Vice President,    Senior Vice President and Treasurer of
                                       Treasurer and Director      FAM; Senior Vice President and
                                       of Taxation                 Treasurer of Princeton Services;
                                                                   Vice President and Treasurer of PFD;
                                                                   First Vice President of MLAM from
                                                                   1997 to 1999; Vice President of MLAM
                                                                   from 1990 to 1997
Michael G. Clark.....................  Senior Vice President     Senior Vice President of FAM; Senior
                                                                   Vice President of Princeton
                                                                   Services; Director of PFD; First
                                                                   Vice President of MLAM from 1997 to
                                                                   1999; Vice President of MLAM from
                                                                   1996 to 1997
Mark A. Desario......................  Senior Vice President     Senior Vice President of FAM; Senior
                                                                   Vice President of Princeton Services
Linda L. Federici....................  Senior Vice President     Senior Vice President of FAM; Senior
                                                                   Vice President of Princeton Services
Vincent R. Giordano..................  Senior Vice President     Senior Vice President of FAM; Senior
                                                                   Vice President of Princeton Services
Elizabeth A. Griffin.................  Senior Vice President     Senior Vice President of FAM; Senior
                                                                   Vice President of Princeton Services

                                           POSITION(S) WITH           OTHER SUBSTANTIAL BUSINESS,
                NAME                           MANAGER             PROFESSION, VOCATION OR EMPLOYMENT
                ----                       ----------------        ----------------------------------
Norman R. Harvey.....................  Senior Vice President     Senior Vice President of FAM; Senior
                                                                   Vice President of Princeton Services
Michael J. Hennewinkel...............  Senior Vice President,    Senior Vice President, Secretary and
                                       Secretary and General       General Counsel of FAM; Senior Vice
                                       Counsel                     President of Princeton Services
Philip L. Kirstein...................  Senior Vice President     Senior Vice President of FAM; Senior
                                                                   Vice President, Director and
                                                                   Secretary of Princeton Services
Ronald M. Kloss......................  Senior Vice President     Senior Vice President of FAM; Senior
                                                                   Vice President of Princeton Services
Debra W. Landsman-Yaros..............  Senior Vice President     Senior Vice President of FAM; Senior
                                                                   Vice President of Princeton
                                                                   Services; Vice President of PFD
Stephen M. M. Miller.................  Senior Vice President     Executive Vice President of Princeton
                                                                   Administrators; Senior Vice
                                                                   President of Princeton Services
Joseph T. Monagle, Jr. ..............  Senior Vice President     Senior Vice President of FAM; Senior
                                                                   Vice President of Princeton Services
Brian A. Murdock.....................  Senior Vice President     Senior Vice President of FAM; Senior
                                                                   Vice President of Princeton Services
Gregory D. Upah......................  Senior Vice President     Senior Vice President of FAM; Senior
                                                                   Vice President of Princeton Services
Ronald L. Welburn....................  Senior Vice President     Senior Vice President of FAM; Senior
                                                                   Vice President of Princeton Services


ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) MLFD, a division of PFD, acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc. MLFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. A separate division of PFD acts as the principal underwriter of a number of other investment companies.

     (b) Set forth below is information concerning each director and officer of PFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.


                                            POSITION(S) AND OFFICE(S)    POSITION(S) AND OFFICE(S)
                  NAME                               WITH PFD                 WITH REGISTRANT
                  ----                     ----------------------------  -------------------------
Terry K. Glenn...........................  President and Director        Executive Vice President
Michael G. Clark.........................  Director                      None
Thomas J. Verage.........................  Director                      None
Robert W. Crook..........................  Senior Vice President         None
Michael J. Brady.........................  Vice President                None
Donald C. Burke..........................  Vice President and Treasurer  Treasurer
William M. Breen.........................  Vice President                None
James T. Fatseas.........................  Vice President                None
Debra W. Landsman-Yaros..................  Vice President                None
Michelle T. Lau..........................  Vice President                None
Salvatore Venezia........................  Vice President                None
William Wasel............................  Vice President                None
Robert Harris............................  Secretary                     None

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

ITEM 29. MANAGEMENT SERVICES.


     Other than as set forth under the caption "Management of the Trust--Merrill Lynch Asset Management" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Trust--Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.


ITEM 30. UNDERTAKINGS.

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and the State of New Jersey, on the 26th day of February, 1999.



                                             Merrill Lynch Ready Assets Trust

                                                       (Registrant)

                                          By:       /s/ ARTHUR ZEIKEL

                                            ------------------------------------
                                                 (ARTHUR ZEIKEL, PRESIDENT)

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


                     SIGNATURE                                    TITLE                     DATE
                     ---------                                    -----                     ----

                 /s/ ARTHUR ZEIKEL                     President and Trustee
---------------------------------------------------      (Principal Executive
                  (ARTHUR ZEIKEL)                        Officer)

                 DONALD C. BURKE*                      Treasurer (Principal
---------------------------------------------------      Financial and Accounting
                 (DONALD C. BURKE)                       Officer)

                   DONALD CECIL*                       Trustee
---------------------------------------------------
                  (DONALD CECIL)

                  M. COLYER CRUM*                      Trustee
---------------------------------------------------
                 (M. COLYER CRUM)

                 EDWARD H. MEYER*                      Trustee
---------------------------------------------------
                 (EDWARD H. MEYER)

                JACK B. SUNDERLAND*                    Trustee
---------------------------------------------------
               (JACK B. SUNDERLAND)

                J. THOMAS TOUCHTON*                    Trustee
---------------------------------------------------
               (J. THOMAS TOUCHTON)

                  FRED G. WEISS*                       Trustee
---------------------------------------------------
                  (FRED G. WEISS)

              * By: /s/ ARTHUR ZEIKEL                                                 February 26, 1999
   ---------------------------------------------
         ARTHUR ZEIKEL, (ATTORNEY-IN-FACT)

                               POWER OF ATTORNEY
                 MERRILL LYNCH READY ASSETS TRUST (THE "TRUST")

     Each person whose signature appears below hereby authorizes Arthur Zeikel, Terry K. Glenn and Donald C. Burke, or any of them, as attorney-in-fact, to sign on his or her behalf, individually, and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) of the Trust and to file the same with all exhibits thereto, with the Securities and Exchange Commission.

                     SIGNATURE                                    TITLE                     DATE
                     ---------                                    -----                     ----

                 /s/ ARTHUR ZEIKEL                     President (Principal
---------------------------------------------------      Executive Officer) and
                  (ARTHUR ZEIKEL)                        Director

                /s/ DONALD C. BURKE                    Vice President and
---------------------------------------------------      Treasurer (Principal
                 (DONALD C. BURKE)                       Financial
                                                         and Accounting Officer)

                 /s/ DONALD CECIL                      Trustee
---------------------------------------------------
                  (DONALD CECIL)

                /s/ M. COLYER CRUM                     Trustee
---------------------------------------------------
                 (M. COLYER CRUM)

                /s/ EDWARD H. MEYER                    Trustee
---------------------------------------------------
                 (EDWARD H. MEYER)

              /s/ JACK B. SUNDERLAND                   Trustee
---------------------------------------------------
               (JACK B. SUNDERLAND)

              /s/ J. THOMAS TOUCHTON                   Trustee
---------------------------------------------------
               (J. THOMAS TOUCHTON)

                 /s/ FRED G. WEISS                     Trustee                        February 26, 1999
---------------------------------------------------
                  (FRED G. WEISS)

                                 EXHIBIT INDEX


EXHIBIT
NUMBER                             DESCRIPTION
-------                            -----------
  10       -- Consent of Deloitte & Touche LLP, independent auditors
              for the Registrant.
  14       -- Financial Data Schedule.